Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (92,018)	$ (126,230)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	106,748	157,478	$ 179,018
Change in projected benefit obligation
Projected benefit obligation at beginning of year	157,478	179,018	168,791
Service cost	0	0	43
Interest cost	3,026	2,729	3,957
Benefits paid	(9,153)	(9,050)	(7,412)
Prior service cost	0	403	48
Settlement and curtailment of liability	0	(5,906)	(7,505)
Actuarial (gain) loss	(37,425)	(9,093)	18,326
Foreign exchange translation adjustment	(7,178)	(623)	2,770
Projected benefit obligation at end of year	106,748	157,478	179,018
Change in plan assets
Fair value of plan assets at beginning of year	179,025	182,516	175,400
Actual return on plan assets	(24,574)	10,265	14,945
Employer contribution	207	1,680	2,917
Plan settlement	0	(5,625)	(5,903)
Benefits paid	(9,153)	(9,050)	(7,412)
Foreign exchange translation adjustment	(8,211)	(761)	2,569
Fair value of plan assets at end of year	137,294	179,025	182,516
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	30,581	21,809	6,610
Accrued pension benefit cost included in employee benefit plans liability	(35)	(262)	(3,112)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	30,546	21,547	3,498
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	91,983	125,968	128,167
Change in projected benefit obligation
Projected benefit obligation at beginning of year	125,968	128,167	110,347
Service cost	130	82	66
Interest cost	3,114	2,594	3,270
Benefits paid	(5,774)	(3,712)	(4,069)
Prior service cost	0	0	0
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	(31,455)	(1,163)	18,553
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	91,983	125,968	128,167
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	5,774	3,712	4,069
Plan settlement	0	0	0
Benefits paid	(5,774)	(3,712)	(4,069)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(91,983)	(125,968)	(128,167)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (91,983)	$ (125,968)	$ (128,167)